ACQUISITION OF AUDIOEYE, INC. BY AUDIOEYE ACQUISITION CORPORATION	12 Months Ended
Dec. 31, 2013
ACQUISITION OF AUDIOEYE, INC. BY AUDIOEYE ACQUISITION CORPORATION
ACQUISITION OF AUDIOEYE, INC. BY AUDIOEYE ACQUISITION CORPORATION

NOTE 14: ACQUISITION OF AUDIOEYE, INC. BY AUDIOEYE ACQUISITION CORPORATION

On August 17, 2012  AEAC acquired 80% of AudioEye , Inc, for $1,125,000 and 1,500,000 shares of AEAC common stock with a fair value of $375,000.

On August 17, 2012, the Company determined the fair value AudioEye’s patents to be $3,551,814. The following table sets forth the purchase price allocation for the acquisition of AudioEye, Inc. as of August 17, 2012:

Purchase Price Allocation

Purchase Price: Cash	$1,125,000
1,500,000 shares of AEAC stock	375,000	$1,500,000

Less: Net Assets (deficit)		2,752,342	*
Less: Identifiable Intangibles - Patents		(3,551,814)
Goodwill		$700,528

Net Assets (deficit)

Book Value
at 08/17/12
Current Assets	$109,521
Property, Plant & Equipment, net	7,688
Patents	—
Current Liabilities	(1,517,724)
L/T Liabilities	(1,351,827)
Contingent Liabilities (Note 2)	—
Net Assets (deficit)	$(2,752,342)*

In accordance with ASC 805, the Company has accounted for the combination using the Acquisition Method for the purpose of allocating the purchase price and determining goodwill. The fair value of the Company’s current tangible assets, property and equipment and liabilities approximated book value on the date of the acquisition. Therefore no adjustment has been made to the book value of the Company’s existing tangible assets and liabilities. The Company has determined that the value of goodwill is $700,528, based upon the Company’s enterprise allocation, less the Company’s net assets at the time of purchase, less any identifiable intangible assets, and is comprised of the expected synergies and intangible assets that do not qualify for separate recognition. While the Company uses its best estimates and assumptions as part of the purchase price allocation process to value net assets as of the Separation date of August 17, 2012, the purchase price allocation could change during the measurement period (not to exceed one year) if new information is obtained about facts and circumstances that existed as of the Separation date that, if known, would have resulted in the recognition of additional, or change in existing, assets and liabilities as of that date.

The Company has identified its patents as qualifying for separate recognition, in accordance with ASC 820.  In determining the fair market value associated with the patents, the Company used the Income Method. Inasmuch as the Company has previously determined that there existed an impairment of the patent based upon an analysis utilizing the Company’s historical cash flows, it was necessary for the Company to consider any identifiable future cash flows that were reliably estimable at the date of Separation. The Company has determined that the only identifiable revenue stream for future cash flows directly related to the patents at the date of the Separation are those related to the licensing of its technology to the US Government, more fully described below.  All other potential revenue is highly speculative, and/or not directly related to the patents at the date of the Separation. Based on the analysis performed, the Company determined the fair value of the patents on the date of separation to be $3,551,814.